UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number :  811-22116

RMR FUNDS SERIES TRUST

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Adam D. Portnoy, President	Thomas A. DeCapo, Esq.
RMR Funds Series Trust	Skadden, Arps, Slate, Meagher & Flom LLP
400 Centre Street	One Beacon Street
Newton, Massachusetts 02458	Boston, Massachusetts, 02108

Christina T. Simmons, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Voting Record

Fund	RMR Real Estate Securities Fund

Company	Acadia Realty Trust
Ticker:	AKR	Cusip:	004239109
Meeting Date:	5/14/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Kenneth F. Bernstein; 02-Douglas Crocker II; 03-Suzanne Hopgood; 04-Lorrence T. Kellar; 05-Wendy Luscombe; 06-William T. Spitz; 07-Lee S. Wielansky.

		For	For	Management

2.00	The ratification of the appointment of BDO Seidman, LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	Alexandria Real Estate Equities, Inc.
Ticker:	ARE	Cusip:	015271109
Meeting Date:	5/22/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Joel S. Marcus; 02-James H. Richardson; 03-Richard B. Jennings; 04-John L. Atkins, III; Richard H. Klein; 06-Martin A. Simonetti; 07-Alan G. Walton.

		For	For	Management

2.00	Approval of an amendment and restatement of the Company’s 1997 Stock Award and Incentive Plan.	For	For	Management

3.00	Ratification of the appointment of Ernst & Young LLP to serve as the Company’s independent registered public accountants for the fiscal year ending December 31, 2008.	For	For	Management

Company	AMB Property Corporation
Ticker:	SMB	Cusip:	00163T109
Meeting Date:	5/8/2008	Record Date:	3/6/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

1A-Election of Director: T. Robert Burke; 1B-Election of Director: David A. Cole; 1C-Election of Director: Lydia H. Kennard; 1D-Election of Director: J. Michael Losh; 1E-Election of Director: Hamid R. Moghadam; 1F-Election of Director: Frederick W. Reid; 1G-Election of Director: Jeffrey L. Skelton; 1H-Election of Director: Thomas W. Tusher; 1I-Election of Director: Carl B. Webb.

		For	For	Management

2.00	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of AMB Property Corporation for the fiscal year ending December 31, 2008.	For	For	Management

Company	AvalonBay Communities, Inc.
Ticker:	AVB	Cusip:	053484101
Meeting Date:	5/21/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Bryce Blair; 02-Bruce A. Choate; 03-John J. Healy, Jr.; 04-Gilbert M. Meyer; 05-Timothy J. Naughton; 06-Lance R. Primis, 07-Peter S. Rummell; 08-H. Jay Sarles.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as the Company’s independent auditors for the year ending December 31, 2008.	For	For	Management

Company	Boston Properties, Inc.
Ticker:	BPX	Cusip:	101121101
Meeting Date:	5/12/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Lawrence S. Bacow; 02-Zoe Baird; 03-Alan J. Patricof; 04-Martin Turchin.	For	For	Management

2.00	To ratify the Audit Committee’s appointment of PricewaterhouseCoopers LLP as Boston Properties, Inc.’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	To consider and act upon a stockholder proposal concerning the annual election of directors, if properly presented at the annual meeting.	Against	Against	Shareholder(s)

Company	Digital Realty Trust, Inc.
Ticker:	DLR	Cusip:	253868202
Meeting Date:	5/5/2008	Record Date:	3/6/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Richard A. Magnuson; 02-Michael F. Foust; 03-Laurence A. Chapman; 04-Kathleen Earley; 05-Ruann F. Ernst, Ph.D.; 06-Dennis E. Singleton.

		For	For	Management

2.00	Ratifying the selection of KPMG LLP as the Company’s independent auditors for the year ended December 31,2008.	For	For	Management

Company	Douglas Emmett, Inc.
Ticker:	DEI	Cusip:	25960P109
Meeting Date:	5/29/2008	Record Date:	4/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Dan A. Emmett; 02-Jordan K. Kaplan; 03-Kenneth M. Panzer; 04-Leslie E. Bider; 05-Victor J. Coleman; 06-G. Selassie Mehreteab; 07-Thomas E. O’Hern; 08-Dr. Andrea Rich; 09-William Wilson III.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	DuPont Fabros Technology Inc.
Ticker:	DFT	Cusip:	26613Q106
Meeting Date:	5/20/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Lamont J. Du Pont; 02-Hossein Fateh; 03-Mark Amin; 04-Michael A. Coke; 05-Thomas D. Eckert; 06-Frederic V. Malek; 07-John H. Toole.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the 2008 fiscal year.	For	For	Management

Company	Equity Residential
Ticker:	EQR	Cusip:	29476L107
Meeting Date:	6/10/2008	Record Date:	3/31/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Election of Trustees to the Board. Nominees for Trustee: (01) John W. Alexander; (02) Charles L. Atwood; (03) Stephen O. Evans; (04) Boone A. Knox; (05) John E. Neal; (06) David J. Neithercut; (07) Desiree G. Rogers; (08) Sheli Z. Rosenberg; (09) Gerald A. Spector; (10) B. Joseph White; (11) Samuel Zell.

		For	For	Management

2.00	Ratification of the selection of Ernst & Young LLP as the Company’s independent auditor for the year ending December 31, 2008.	For	For	Management

Company	Essex Property Trust, Inc.
Ticker:	ESS	Cusip:	297178105
Meeting Date:	5/6/2008	Record Date:	2/28/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-David W. Brady; 02-Robert E. Larson; 03-Michael J. Schall; 04-Willard H. Smith, Jr.	For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2008.	For	For	Management

Company	Federal Realty Investment Trust
Ticker:	FRT	Cusip:	313747206
Meeting Date:	5/7/2008	Record Date:	3/19/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	The Board of Directors recommends you vote FOR the following proposal(s). 1. Election of Directors - Nominees: 1a. Warren M Thompson; 1b. Donald C. Wood.	For	For	Management

2.00

The Board of Directors recommends you vote FOR the following proposal(s). 2. Ratify the appointment of Grant Thornton LLP as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2008.

		For	For	Management

3.00

The Board of Directors recommends you vote AGAINST the following proposal(s). 3. To consider a shareholder proposal to request that our Board of Trustees take the actions necessary to declassify our Board of Trustees if properly coming before the meeting or any postponement or adjournment thereof.

		Against	Against	Shareholder(s)

Company	General Growth Properties, Inc.
Ticker:	GGP	Cusip:	370021107
Meeting Date:	5/14/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of Class II Directors. Nominees: 01) Matthew Bucksbaum; 02) Bernard Freibaum; 03) Beth Stewart.	For	For	Management

2.00	Ratification of the selection of independent public accountants.	For	For	Management

3.00	Stockholder proposal to declassify the Board of Directors.	Against	Against	Shareholder(s)

Company	HCP, Inc.
Ticker:	HCP	Cusip:	40414L109
Meeting Date:	4/24/2008	Record Date:	3/10/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Robert R. Fanning, Jr.; 02-James F. Flaherty III; Christine N. Garvey; 04-David B. Henry; 05-Lauralee E. Martin; 06-Michael D. McKee; 07-Harold M. Messmer, Jr.; 08-Peter L. Rhein; 09-Kenneth B. Roath; 10-Richard M. Rosenberg; 11-Joseph P. Sullivan.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as HCP’s independent auditors for the fiscal year ending December 31, 2008.	For	For	Management

Company	Healthcare Realty Trust
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/13/2008	Record Date:	3/13/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-David R. Emery; 02-Batey M. Greesham, Jr.; 03-Dan S. Wilford.	For	For	Management

2.00	Proposal to ratify the appointment of BDO Seidman, LLP as the Company’s independent registered public accounting firm.	For	For	Management

Company	Host Hotels & Resorts, Inc.
Ticker:	HST	Cusip:	44107P104
Meeting Date:	5/14/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

1A-Election of Director: Robert M. Baylis; 1B- Election of Director: Terence C. Golden; 1C- Election of Director: Ann M. Korologos; 1D- Election of Director: Richard E. Marriott; 1E- Election of Director: Judith A. McHale; 1F-Election of Director: John B. Morse, Jr.; 1G-Election of Director: W. Edward Walter.

		For	For	Management

2.00	Ratify appointment of KPMG LLP as independent auditors.	For	For	Management

Company	Kilroy Realty Corporation
Ticker:	KRC	Cusip:	49427F108
Meeting Date:	5/20/2008	Record Date:	3/11/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of Directors - Nominees: 01-John B. Kilroy, Sr.; 02-Edward F. Brennan, Ph.D.; 03-Scott S. Ingraham.	For	For	Management

2.00	Stockholder proposal.	Against	Against	Shareholder(s)

Company	Kimco Realty Corporation
Ticker:	KIM	Cusip:	49446R109
Meeting Date:	5/13/2008	Record Date:	3/17/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-M. Kimmel; 02-M. Cooper; 03-R. Dooley; 04-M. Flynn; 05-J. Grills; 06-D. Henry; 07-F. P. Hughes; 08-F. Lourenso; 09-R. Saltzman; 10-P. Coviello.

		For	For	Management

2.00

Directors Recommend: A vote for a proposal to approve a recommendation by the Executive Compensation Committee of the Board of Directors that the number of shares of the Company’s common stock, par value $0.01 per share, subject to option under the Company’s 1998 Equity Participation Plan be increased by 5,000,000.

		For	For	Management

3.00	Directors Recommend: A vote for the ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2008.	For	For	Management

Company	Marriott International, Inc.
Ticker:	MAR	Cusip:	571903202
Meeting Date:	5/2/208	Record Date:	3/11/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

1A- Election of Director: J.W. Marriott, Jr.; 1B- Election of Director: John W. Marriott III; 1C- Election of Director: Mary K. Bush; 1D-Election of Director: Lawrence W. Kellner; 1E-Election of Director: Debra L. Lee; 1F-Election of Director: George Munoz; 1G-Election of Director: Steven S. Reinemund; 1H-Election of Director: Harry J. Pearce; 1I-Election of Director: William J. Shaw; 1J-Election of Director: Lawrence M. Small.

		For	For	Management

2.00	Ratification of the appointment of independent registered public accounting firm.	For	For	Management

Company	ProLogis
Ticker:	PLD	Cusip:	743410102
Meeting Date:	5/9/2008	Record Date:	3/13/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Stephen L. Feinberg; 02-George L. Fotiades; 03-Christine N. Garvey; 04-Lawrence V. Jackson; 05-Donald P. Jacobs; 06-Jeffrey H. Schwartz; 07-D. Michael Steuert; 08-J. Andre Teixeira; 09-William D. Zollars; 10-Andrea M. Zulberti.

		For	For	Management

2.00	Ratify the appointment of the independent registered public accounting firm for 2008.	For	For	Management

Company	Public Storage, Inc.
Ticker:	PSA	Cusip:	74460D109
Meeting Date:	5/8/2008	Record Date:	3/10/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Election of Trustees: Nominees: 01) B. Wayne Hughes; 02) Ronald L. Havner, Jr.; 03) Harvey Lenkin; 04) Dann V. Angeloff; 05) William C. Baker; 06) John T. Evans; 07) Uri P. Harkham; 08) B. Wayne Hughes, Jr.; 09) Gary E. Pruitt; 10) Daniel C. Staton.

		For	For	Management

2.00	Ratification of Auditors.	For	For	Management

Company	Regency Centers Corporation
Ticker:	REG	Cusip:	758849103
Meeting Date:	5/6/2008	Record Date:	2/26/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Election of directors nominated by the board of directors to serve until the 2009 annual meeting of shareholders and until their successors have been elected and qualified. Nominees: 01) Martin E. Stein, Jr.; 02) Raymond L. Bank; 03) C. Ronald Blankenship; 04) A. R. Carpenter; 05) J. Dix Druce; 06) May Lou Fiala; 07) Bruce M. Johnson; 08) Douglas S. Luke; 08) John C. Schweitzer; 10) Thomas G. Wattles; 11) Terry N. Worrell.

		For	For	Management

2.00	Reapproval of performance goals under the Company’s Long-Term Omnibus Plan.	For	For	Management

3.00	Ratification of appointment of KPMG LLP as the Company’s independent accountants for the year ending December 31, 2008.	For	For	Management

Company	Simon Property Group, Inc.
Ticker:	SPG	Cusip:	828806109
Meeting Date:	5/8/2008	Record Date:	3/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of Directors - Nominees: 01) Birch Bayh; 02) Melyvn E. Bergstein; 03) Linda Walker Bynoe; 04) Karen N. Horn; 05) Reuben S. Leibowitz; 06) J. Albert Smith, Jr.; 07) Pieter S. van den Berg.	For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2008.	For	For	Management

3.00	To approve the amended Simon Property Group, L.P. 1998 Stock Incentive Plan.	For	For	Management

4.00	The stockholder proposal to adopt a “pay for superior performance principle (sic).”	Against	Against	Shareholder(s)

Company	SL Green Realty Corp.
Ticker:	SLG	Cusip:	78440X101
Meeting Date:	6/25/2008	Record Date:	4/4/208

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Marc Holliday; 02-John S. Levy.	For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

3.00	To approve and ratify the adoption of our 2008 Employee Stock Purchase Plan in order to increase the number of shares that may be issued pursuant to such plan.	For	For	Management

Company	Taubman Centers, Inc.
Ticker:	TCO	Cusip:	876664103
Meeting Date:	5/29/2008	Record Date:	4/7/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Ronald W. Tysoe*; 02-Robert S. Taubman**; 03-Lisa A. Payne**; 04-William U. Parfet**. Note: * = Two-year Term; ** = Three-year Term.

		For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for 2008.	For	For	Management

3.00	Approval of the 2008 Omnibus Long-Term Incentive Plan.	For	For	Management

4.00	Shareholder proposal requesting that the Board of Directors take the necessary steps to declassify the Board of Directors.	Against	Against	Shareholder(s)

Company	Ventas, Inc.
Ticker:	VTR	Cusip:	92276F100
Meeting Date:	5/19/2008	Record Date:	3/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Election of Directors: to election eight (8)  directors to terms expiring at the 2009 Annual Meeting of Stockholders: Nominees: (01) Debra A. Cafaro; (02) Douglas Crocker II; (03) Ronald G. Geary; (04) Jay M. Gellert; (05) Robert D. Reed; (06) Sheli Z. Rosenberg; (07) James D. Shelton; (08) Thomas C. Theobald.

		For	For	Management

2.00	Director’s Proposal: to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2008.	For	For	Management

3.00

Director’s Proposal: to approve an amendment to the Amended and Restated Certificate of Incorporation to eliminate the Board’s ability to grant waivers from the constructive ownership limitation in Article X thereof relating to Ventas’ status as a qualified real estate investment trust under U.S. federal income tax law.

		For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042109
Meeting Date:	5/15/2008	Record Date:	3/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Election of trustees each for a term ending at the Annual Meeting of Shareholders in 2011 and until his successor is duly elected and qualified: Nominees: 01) Anthony W. Deering; 02) Michael Lynne; 03) Robert H. Smith; 04) Ronald G. Targan.

		For	For	Management

2.00	Ratification of selection of independent registered public accounting firm.	For	For	Management

3.00	Shareholder proposal regarding majority voting for trustees.	Against	Against	Shareholder(s)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Funds Series Trust

/s/ Adam D. Portnoy	/s/ Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 27, 2008